PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks 99.6%
Biotechnology 25.6%
AbbVie, Inc.	224,370	$34,530,543
Altimmune, Inc.*(a)	474,974	5,979,923
Apellis Pharmaceuticals, Inc.*	874,631	57,270,838
Arcutis Biotherapeutics, Inc.*(a)	752,036	12,167,942
Argenx SE (Netherlands), ADR*	141,088	51,641,030
BioMarin Pharmaceutical, Inc.*	418,853	41,713,570
Cabaletta Bio, Inc.*(a)	257,292	2,274,461
Celldex Therapeutics, Inc.*	415,363	17,773,383
Madrigal Pharmaceuticals, Inc.*	21,451	5,813,435
Mineralys Therapeutics, Inc.*	242,942	4,319,509
Morphic Holding, Inc.*	94,721	4,027,537
Neurocrine Biosciences, Inc.*	144,098	14,856,504
Prometheus Biosciences, Inc.*(a)	84,104	10,293,488
Protagonist Therapeutics, Inc.*	484,854	7,864,332
Prothena Corp. PLC (Ireland)*	33,682	1,878,108
Seagen, Inc.*(a)	116,546	20,942,151
Seres Therapeutics, Inc.*(a)	368,214	1,859,481
Syndax Pharmaceuticals, Inc.*	573,848	14,547,047
Vaxcyte, Inc.*	607,402	24,885,260
Vertex Pharmaceuticals, Inc.*	237,137	68,838,500
		403,477,042
Drug Retail 1.0%
Walgreens Boots Alliance, Inc.(a)	462,808	16,443,568
Health Care Services 1.2%
R1 RCM, Inc.*(a)	1,286,134	18,263,103
Health Care Equipment 20.3%
Abbott Laboratories	689,169	70,102,271
Axonics, Inc.*	140,777	8,459,290
CONMED Corp.(a)	257,420	24,761,230
Dexcom, Inc.*(a)	265,900	29,517,559
Envista Holdings Corp.*(a)	499,752	19,320,412
GE HealthCare Technologies, Inc.*	344,986	26,218,936
Hologic, Inc.*	101,073	8,049,454
Inspire Medical Systems, Inc.*(a)	20,194	5,249,027
Intuitive Surgical, Inc.*(a)	228,801	52,484,661
Stryker Corp.(a)	286,831	75,402,133
		319,564,973

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Supplies 3.1%
Cooper Cos., Inc. (The)	118,946	$38,891,773
Silk Road Medical, Inc.*	189,614	10,047,646
		48,939,419
Health Care Technology 1.2%
Phreesia, Inc.*	536,253	19,734,110
Life Sciences Tools & Services 7.8%
Agilent Technologies, Inc.	55,366	7,860,311
Danaher Corp.	97,961	24,248,286
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	1,102,932	16,268,247
QIAGEN NV*	524,372	24,094,893
Thermo Fisher Scientific, Inc.	92,331	50,021,243
		122,492,980
Managed Health Care 13.4%
Centene Corp.*	157,508	10,773,547
Humana, Inc.	116,927	57,881,204
UnitedHealth Group, Inc.	297,485	141,585,011
		210,239,762
Pharmaceuticals 26.0%
AstraZeneca PLC (United Kingdom), ADR	991,813	64,646,371
Catalent, Inc.*(a)	91,211	6,222,414
Cymabay Therapeutics, Inc.*	405,876	3,247,008
Eli Lilly & Co.	321,494	100,055,363
Merck & Co., Inc.	919,120	97,647,309
Novo Nordisk A/S (Denmark), ADR	472,841	66,665,852
Pliant Therapeutics, Inc.*	270,479	8,617,461
Structure Therapeutics, Inc., ADR*	260,237	6,651,658
Verona Pharma PLC (United Kingdom), ADR*	699,240	14,991,706
Zoetis, Inc.	244,502	40,831,835
		409,576,977

Total Common Stocks (cost $1,101,650,963)		1,568,731,934

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2023 (unaudited) (continued)
Description	Units	Value
Warrants* 0.0%
Biotechnology
Aileron Therapeutics, Inc., Private Placement, expiring 03/29/24 (original cost $116,418; purchased 03/29/19)(f) (cost $116,418)	44,776	$—

Total Long-Term Investments (cost $1,101,767,381)		1,568,731,934

	Shares
Short-Term Investments 9.1%
Affiliated Mutual Fund 8.7%
PGIM Institutional Money Market Fund (cost $136,493,962; includes $136,085,000 of cash collateral for securities on loan)(b)(we)	136,610,401	136,569,417
Unaffiliated Fund 0.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $6,611,056)	6,611,056	6,611,056

Total Short-Term Investments (cost $143,105,018)		143,180,473

TOTAL INVESTMENTS 108.7% (cost $1,244,872,399)		1,711,912,407
Liabilities in excess of other assets (8.7)%		(137,573,643)

Net Assets 100.0%		$1,574,338,764

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $135,019,934; cash collateral of $136,085,000 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $116,418. The aggregate value of $0 is 0.0% of net assets.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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